ACQUISITION OF CONSTELLIUM-BOWLING GREEN - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 09, 2019	Dec. 31, 2019	Jan. 10, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Preexisting trade receivables with acquiree		€ 393		€ 481
Constellium-UACJ ABS LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired			49.00%
Consideration transferred			€ 87
Fair value of previously held interest			69
Preexisting trade receivables with acquiree			38
Goodwill			€ 24
Acquisition-related costs recognized as expense in other gains / (losses)		1
Combined revenue		333
Combined net loss		€ 48
Constellium-UACJ ABS LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	51.00%	51.00%